Document and Entity Information	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	TransDigm Group Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32833
Entity Tax Identification Number	41-2101738
Entity Address, Address Line One	1350 Euclid Avenue,
Entity Address, Address Line Two	Suite 1600,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44115
City Area Code	216
Local Phone Number	706-2960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TDG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001260221
Amendment Flag	false